Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended					3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Dish Network	Aug. 31, 2011 Dish Network	Apr. 30, 2011 Dish Network	Dec. 31, 2009 Dish Network	Nov. 30, 2009 Dish Network	Jun. 30, 2012 Dish Network	Jun. 30, 2012 Dish Network	Nov. 30, 2011 Dish Network Sprint Settlement Agreement	Jun. 30, 2012 EchoStar Remanufactured Receiver Agreement D	Dec. 31, 2011 EchoStar Remanufactured Receiver Agreement D	May 31, 2010 EchoStar Certain Sports Related Programming Broadcast Agreement Y	Jun. 30, 2012 EchoStar EchoStar XVI Y	Dec. 31, 2011 EchoStar EchoStar XVI Y	Dec. 31, 2009 EchoStar DISH Nimiq 5 Agreement Y transponder	Dec. 31, 2008 EchoStar QuetzSat-1 Lease Agreement Y transponder	Jan. 31, 2012 EchoStar TT&C Agreement D	Jun. 30, 2012 EchoStar TT&C Agreement D	Jan. 31, 2012 EchoStar Receiver Agreement Y D	Jun. 30, 2012 EchoStar Receiver Agreement	Jun. 30, 2011 EchoStar Receiver Agreement	Jun. 30, 2012 EchoStar Receiver Agreement D	Jun. 30, 2011 EchoStar Receiver Agreement	Dec. 31, 2011 EchoStar Receiver Agreement	Dec. 31, 2010 EchoStar Receiver Agreement	Dec. 31, 2009 EchoStar Receiver Agreement	Jun. 30, 2012 EchoStar Inverness Lease Agreement M	Dec. 31, 2011 EchoStar Inverness Lease Agreement M	Jun. 30, 2012 EchoStar Santa Fe Lease Agreement Y	Dec. 31, 2011 EchoStar Santa Fe Lease Agreement Y	Jun. 30, 2012 EchoStar Gilbert Lease Agreement D	Dec. 31, 2011 EchoStar Gilbert Lease Agreement D	Nov. 30, 2011 EchoStar DISH Online.com Services Agreement Y	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement option	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement Y	Feb. 28, 2010 EchoStar DISH Remote Access Services Agreement Y	Jun. 30, 2012 EchoStar DISH Remote Access Services Agreement Y	Dec. 31, 2011 EchoStar DISH Remote Access Services Agreement Y	Feb. 28, 2010 EchoStar Sling Service Services Agreement Y	Jun. 30, 2012 EchoStar Sling Service Services Agreement Y	Dec. 31, 2011 EchoStar Sling Service Services Agreement Y	Jun. 30, 2012 EchoStar RUS Agreement D	Sep. 30, 2010 EchoStar RUS Agreement	Jul. 30, 2010 EchoStar Weather Related Programming Agreement	Oct. 31, 2010 EchoStar Acquisition of South.com, L.L.C	Jan. 31, 2012 EchoStar Minimum Broadcast Agreement D	Jun. 30, 2012 EchoStar Minimum Broadcast Agreement D	Jan. 31, 2012 EchoStar Minimum Receiver Agreement D	Jun. 30, 2012 EchoStar Minimum Product Support Agreement D	Dec. 31, 2011 EchoStar Minimum Product Support Agreement D	Jun. 30, 2012 EchoStar Minimum DISH Online.com Services Agreement D	Dec. 31, 2011 EchoStar Minimum DISH Online.com Services Agreement D	Jun. 30, 2012 EchoStar Minimum DISH Remote Access Services Agreement D	Dec. 31, 2011 EchoStar Minimum DISH Remote Access Services Agreement D	Jun. 30, 2012 EchoStar Minimum Sling Service Services Agreement D	Dec. 31, 2011 EchoStar Minimum Sling Service Services Agreement D	Apr. 30, 2011 EchoStar Dish Network TiVo v. Dish Network and EchoStar Corporation item	Apr. 29, 2011 EchoStar Dish Network TiVo v. Dish Network and EchoStar Corporation	Jan. 31, 2012 EchoStar Dish Network Professional Services Agreement Y D	Jun. 30, 2012 EchoStar Dish Network Professional Services Agreement D Y	Jan. 31, 2012 EchoStar Dish Network Management Services Agreement D Y	Mar. 31, 2012 EchoStar Dish Network Management Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Management Services Agreement Y D	Dec. 31, 2008 EchoStar Dish Network Real Estate Lease Agreement Y	Dec. 31, 2011 EchoStar Dish Network Move Networks Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Move Networks Services Agreement Y	Dec. 31, 2011 EchoStar Dish Network Move Networks Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Minimum Move Networks Services Agreement D	Dec. 31, 2011 EchoStar Dish Network Minimum Move Networks Services Agreement D	Dec. 31, 2011 EchoStar Dish Network Maximum Patent Cross-License Agreements	Jun. 30, 2012 EchoStar Dish Network Maximum Patent Cross-License Agreements	Jun. 30, 2012 NagraStar	Jun. 30, 2011 NagraStar	Jun. 30, 2012 NagraStar	Jun. 30, 2011 NagraStar	Dec. 31, 2011 NagraStar	Dec. 31, 2010 NagraStar	Dec. 31, 2009 NagraStar	Jun. 30, 2012 Blockbuster, Inc.	Jun. 30, 2012 Blockbuster, Inc.	Dec. 31, 2011 Blockbuster, Inc.
Related Party Transactions
Dividend paid to DOC					$ 3,500,000,000		$ 1,050,000,000	$ 1,300,000,000	$ 700,000,000	$ 1,500,000,000	$ 1,050,000,000
Dividend declared (in dollars per share)								$ 2.00				$ 2.00
Aggregate dividend declared (in dollars per share)								893,000,000				894,000,000
Subscriber-related expenses																																																																																					5,000,000	10,000,000	4,000,000
Allocated administrative support services													2,000,000	4,000,000
Minimum required notice period for termination of agreement by related party (in days)																60	60																																																		30		30
Maximum grants receivable																																																	14,000,000
Automatic renewal period (in years)																																											1	1		1	1																		1	1	1		1			1	1
Term of renewal option exercised																																							1
Required notice for termination of agreement (in days)																																																																	60	60
Required notice for renewal of agreement (in days)																									180			180
Required notice for termination of individual service (in days)																																																																	30
Required notice period for termination of agreement by the reporting entity																							60	60																								45				60	60	60	60	60	120	120	120	120	120	120												180	180
Minimum required notice period for termination of agreement by related party providing service (in days)																																																																			180		180
Agreement term (in years)																		10			10																			2	2	5			5																				1		1	1		7	5
Agreement term with third party (in years)																					15	10
Agreement term from commencement of service date (in years)																			10	10
Number of DBS transponders available to receive services																					32
Number of DBS transponders available for related party to receive services																					32	32
Number of DBS transponders expected to receive services																						24
Set-top boxes and other equipment purchased from EchoStar																										254,350,000	270,629,000	491,715,000	542,755,000	1,158,293,000	1,470,173,000	1,174,763,000
Set-top boxes and other equipment included in "Cost of sales - subscriber promotion subsidies - Echostar"	51,580,000	62,868,000	133,854,000	117,294,000	249,440,000	175,777,000	188,793,000																			51,580,000	62,868,000	133,854,000	117,294,000	249,440,000	175,777,000	188,793,000
Required notice period for termination of agreement (in years)																																	6	6			30	30
Term of renewal option (in years)																									1										1	1				1	1
Number of successive one year renewal options																																								3	3
Settlement amount																																																															500,000,000
Initial settlement amount paid																																																															300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party																																																																200,000,000
Litigation settlement, number of annual installments																																																															6
Contribution from related party																																																															10,000,000
Percentage of litigation settlement amount to be made by related party annually																																																															95.00%
Amount paid for related party transaction																																																		5,000,000	5,000,000												5,000,000
Payments to third party by related party																																																																												10,000,000
Payments to third party by related party under extension option																																																																												3,000,000	3,000,000
Net payment for agreement settlement															114,000,000
Expenses from transactions with related party																																																																														17,355,000	19,716,000	34,839,000	40,445,000	77,705,000	79,547,000	81,904,000
Amounts Payable and Commitments	$ 247,088,000		$ 247,088,000		$ 222,917,000	$ 238,629,000																																																																								$ 6,374,000		$ 6,374,000		$ 5,853,000	$ 13,272,000